Sales (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 268,111	$ 210,255
Customer One [member]
Disclosure of major customers [line items]
Revenue	106,850	71,184
Customer Two [member]
Disclosure of major customers [line items]
Revenue	73,146	71,967
Customer Three [member]
Disclosure of major customers [line items]
Revenue	79,523	18,238
Customer Four [member]
Disclosure of major customers [line items]
Revenue	8,508	40,646
Other Customers [member]
Disclosure of major customers [line items]
Revenue	$ 84	$ 8,220